OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

NOTE 2 -      OTHER CURRENT ASSETS

	US dollars
	December 31,
(in thousands)	2021	2020
Prepaid expenses	20,858	22,996
Government institutions	6,687	6,247
Deferred contract costs	7,521	6,993
Advances to suppliers	1,116	1,286
Employees	309	287
Others	488	815
	36,979	38,624